UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Kandunias
Title:     Compliance Officer
Phone:     44-20-7858-3020

Signature, Place, and Date of Signing:

     Jim Kandunias     London, England     February 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $299,532 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    16767   741878 SH       DEFINED 1              741878        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107        1       62 SH       DEFINED 1                  62        0        0
BAIDU INC                      SPON ADR REP A   056752108    23175   198974 SH       DEFINED 1              198974        0        0
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108    10176   106877 SH       DEFINED 1              106877        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104      418    10900 SH       DEFINED 1               10900        0        0
CREDICORP LTD                  COM              G2519Y108    23325   213064 SH       DEFINED 1              213064        0        0
DR REDDYS LABS LTD             ADR              256135203     7325   248891 SH       DEFINED 1              248891        0        0
GAFISA S A                     SPONS ADR        362607301     8896  1933722 SH       DEFINED 1             1933722        0        0
GERDAU S A                     SPONSORED ADR    373737105    12228  1565596 SH       DEFINED 1             1565596        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     1712   258100 SH       DEFINED 1              258100        0        0
INFOSYS LTD                    SPONSORED ADR    456788108     7219   140502 SH       DEFINED 1              140502        0        0
ISHARES INC                    MSCI TAIWAN      464286731     5241   447529 SH       DEFINED 1              447529        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    65528  3530586 SH       DEFINED 1             3530586        0        0
MECHEL OAO                     SPON ADR PFD     583840509     3533  1009201 SH       DEFINED 1             1009201        0        0
MECHEL OAO                     SPONSORED ADR    583840103     2228   262005 SH       DEFINED 1              262005        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     6819   290272 SH       DEFINED 1              290272        0        0
SILICONWARE PRECISION INDS L   SPONSD ADR SPL   827084864     2575   590513 SH       DEFINED 1              590513        0        0
SOUTHERN COPPER CORP           COM              84265V105    16455   545198 SH       DEFINED 1              545198        0        0
STERLITE INDS INDIA LTD        ADS              859737207     6508   939081 SH       DEFINED 1              939081        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      132    10220 SH       DEFINED 1               10220        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     6422   379942 SH       DEFINED 1              379942        0        0
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     8854   343155 SH       DEFINED 1              343155        0        0
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105      837   638297 SH       DEFINED 1              638297        0        0
VALE S A                       ADR              91912E105      105     4883 SH       DEFINED 1                4883        0        0
VALE S A                       ADR REPSTG PFD   91912E204    60169  2920788 SH       DEFINED 1             2920788        0        0
ZHONGPIN INC                   COM              98952K107     2884   338405 SH       DEFINED 1              338405        0        0
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